Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
May 31, 2026
NAT-NPRT1-0726
1.802184.122
Common Stocks - 100.2%
	Shares	Value ($)
AUSTRALIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
3D Energi Ltd (a)(b)	6,307,152	271,996
3D Energi Ltd warrants 2/27/2028 (a)(b)	3,713,632	27

TOTAL AUSTRALIA		272,023
BRAZIL - 2.8%
Materials - 2.8%
Metals & Mining - 2.8%
Wheaton Precious Metals Corp (United States) (c)	204,050	27,057,030
CANADA - 36.3%
Energy - 22.8%
Oil, Gas & Consumable Fuels - 22.8%
Athabasca Oil Corp (a)	5,787,166	45,796,962
Imperial Oil Ltd (c)	763,619	90,599,615
Sintana Energy Inc (a)	10,867,500	3,310,739
South Bow Corp (United States)	311,000	11,183,560
Strathcona Resources Ltd	261,700	8,388,295
Suncor Energy Inc (United States)	1,034,100	64,486,476
TOTAL ENERGY		223,765,647
Materials - 13.5%
Metals & Mining - 13.5%
Agnico Eagle Mines Ltd/CA (United States)	173,200	31,721,580
Alamos Gold Inc Class A (United States)	208,700	8,514,960
Altius Minerals Corp	410,500	17,245,973
Barrick Mining Corp (United States)	488,400	20,781,420
Franco-Nevada Corp	56,900	13,180,709
McEwen Inc (a)(c)	138,100	3,023,008
Metalla Royalty & Streaming Ltd (a)	1,042,100	8,190,907
Pan American Silver Corp (United States)	159,300	9,078,507
Standard Lithium Ltd (a)	1,139,200	4,462,104
Teck Resources Ltd Class B (United States)	255,100	16,877,416
TOTAL MATERIALS		133,076,584
TOTAL CANADA		356,842,231
ITALY - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Saipem SpA (c)	1,205,600	5,793,593
NORWAY - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TGS ASA	294,400	4,807,726
PORTUGAL - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Galp Energia SGPS SA	596,500	12,965,443
UNITED KINGDOM - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	86,300	5,904,646
UNITED STATES - 57.4%
Energy - 43.2%
Energy Equipment & Services - 2.9%
National Energy Services Reunited Corp (a)	215,300	5,242,555
SLB Ltd	267,000	14,564,850
Transocean Ltd (a)(c)	617,300	3,821,087
Weatherford International PLC	49,100	5,088,724
		28,717,216
Oil, Gas & Consumable Fuels - 40.3%
Chevron Corp	66,200	12,078,852
ConocoPhillips	469,100	53,468,018
Exxon Mobil Corp	1,279,859	185,912,319
Murphy Oil Corp (c)	177,600	6,427,344
Phillips 66	179,400	31,552,872
Shell PLC ADR	658,400	55,384,608
Sunococorp LLC	129,400	8,454,996
Valero Energy Corp	174,500	42,721,090
		396,000,099
TOTAL ENERGY		424,717,315
Materials - 14.2%
Chemicals - 1.7%
Albemarle Corp	93,600	16,512,912
Construction Materials - 3.2%
CRH PLC	137,800	14,991,262
Martin Marietta Materials Inc	28,400	16,518,576
		31,509,838
Containers & Packaging - 1.8%
Ball Corp	148,000	8,091,160
Smurfit Westrock PLC	238,600	9,818,390
TriMas Corp	1,400	57,302
		17,966,852
Metals & Mining - 7.5%
Alcoa Corp	96,400	7,484,496
Freeport-McMoRan Inc	392,300	25,778,033
Hecla Mining Co (c)	335,100	5,954,727
Newmont Corp	308,900	33,920,309
		73,137,565
TOTAL MATERIALS		139,127,167
TOTAL UNITED STATES		563,844,482
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd (a)	224,800	6,920,184
TOTAL COMMON STOCKS (Cost $646,118,000)		984,407,358

Money Market Funds - 12.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.67	787,395	787,552
Fidelity Securities Lending Cash Central Fund (d)(e)	3.67	125,439,779	125,452,323
TOTAL MONEY MARKET FUNDS (Cost $126,239,875)			126,239,875

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $772,357,875)	1,110,647,233
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(128,410,412)
NET ASSETS - 100.0%	982,236,821

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,565,042.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,028,463	70,770,596	74,011,507	47,485	-	-	787,552	787,395	0.0%
Fidelity Securities Lending Cash Central Fund	76,523,466	214,213,476	165,284,619	51,529	-	-	125,452,323	125,439,779	0.4%
Total	80,551,929	284,984,072	239,296,126	99,014	-	-	126,239,875

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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